UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:




   /s/ Kenneth H. Shubin Stein, M.D., CFA    New York, NY    May 14, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  03/31/2009

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           23
   Form 13F Information Table Value Total:      $70,771(thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AMBASSADORS INTL INC           COM              023178106       91   252524 SH       DEFINED                       181265
AMERICAN EXPRESS CO            COM              025816109     2071   151980 SH       DEFINED                       167505
ANNTAYLOR STORES CORP          COM              036115103      342    65848 SH       DEFINED                        65848
ATLAS AMER INC                 COM              049167109      653    74634 SH       DEFINED                        74634
BERHSHIRE HATHAWAY INC DEL     CL A             084670108     4586       53 SH       DEFINED                           53
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     3573   259280 SH       DEFINED                       259280
CONSOLIDATED TOMOKA LD CO      COM              210226106      343    11539 SH       DEFINED                        11539
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204      510    13000 SH       DEFINED                        13000
CROSSTEX ENERGY INC            COM              22765Y104     1080   658274 SH       DEFINED                       658274
DELIAS INC NEW                COM              246911101      848   507612 SH       DEFINED                       507612
DIGIMARC CORP NEW              COM              25381B101      106    10933 SH       DEFINED                        10933
HUNTSMAN CORP                  COM              447011107     1596   510000 SH       DEFINED                       510000
ISHARES TR                     RUSSELL 2000     464287655     4289    10200 SH  PUT  DEFINED                        10200
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     1319   126143 SH       DEFINED                       126143
LEUCADIA NATL CORP             COM              527288104    20856   140000 SH       DEFINED                       140000
LIBERTY ACQUISITION HLDGS CO   WTS              53015Y115       11    40172 SH       DEFINED                        40172
SPDR TR                        UNIT SER 1       78462F103    16962   213300 SH  PUT  DEFINED                       213300
SPDR GOLD TR                   GOLD SHS         78463V107      451     5000 SH  CALL DEFINED
SEARS HLDGS CORP               COM              812350106     5053   110545 SH       DEFINED                       110545
TRIAN ACQUISITION I CORP       WTS              89582E116       11    64640 SH       DEFINED                        64640
WELLS FARGO & CO NEW           COM              949746101      433    30400 SH       DEFINED                        30400
WENDYS ARBYS GROUP INC         COM              950587105     4972   988502 SH       DEFINED                       988502
WINTHROP RLTY TR               SH BEN INT NEW   976391300      615    89019 SH       DEFINED                        89019